Warrants and Derivative Liabilities (Detail Textuals 1) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
	Nov. 01, 2017	Jan. 31, 2018	Jan. 19, 2018	Dec. 28, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Class of Warrant or Right [Line Items]
Value of warrants					$ 2,014,101		$ 1,297,991	$ 982,911
Proceeds from Warrant Exercises						$ 98,700
Less, noncurrent portion of derivative liabilities					963,369		219,453	551,322
Change in fair market value at the re-measurement date recorded as non-operating income					12,820,618	(977,493)	6,503,174	(767,198)
Fair value of derivative liabilities					516,058	10,784,634	10,988,736	368,364
Series F Preferred Stock Put Option Liability
Class of Warrant or Right [Line Items]
Change in fair market value at the re-measurement date recorded as non-operating income								(103,364)
Fair value of derivative liabilities	$ 103,364							103,364
Series B Preferred Stock Conversion Liability
Class of Warrant or Right [Line Items]
Change in fair market value at the re-measurement date recorded as non-operating income						0	0	(102,848)
Provision for conversion of Series B preferred stock						6,715
Fair value of derivative liabilities						$ 0	0	0
Emerald Convertible Promissory Note - conversion liability
Class of Warrant or Right [Line Items]
Change in fair market value at the re-measurement date recorded as non-operating income							185,000	0
Fair value of derivative liabilities							360,000	$ 265,000
Change in fair value of warrant liability			$ 360,000	$ 265,000
Emerald Multi-Draw Credit Agreement Warrants
Class of Warrant or Right [Line Items]
Change in fair market value at the re-measurement date recorded as non-operating income							15,351
Fair value of derivative liabilities							$ 204,102
Series B Warrants
Class of Warrant or Right [Line Items]
Number of warrants issued							6,437,500
Warrant exercise price		$ 0.10	$ 0.00	$ 0.10
Value of warrants							$ 2,935,800
Proceeds from financing between conversion liability and warrants					$ 5,000,000		$ 5,000,000
Number of warrants exercisable		987,000	3,806,750				4,231,750
Proceeds from Warrant Exercises		$ 98,700
Series B Warrants | Bridge Loan | Secured Promissory Note and Security Agreement
Class of Warrant or Right [Line Items]
Initial conversion price			$ 0.00
2015 Common Stock Warrants
Class of Warrant or Right [Line Items]
Warrant exercise price					$ 1.15
2015 Common Stock Warrants | Minimum
Class of Warrant or Right [Line Items]
Warrant exercise price					$ 1.15		$ 1.15